INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	As of December 31,
	2020	2019

Raw materials, materials and spare parts	606,429	731,901
Goods in process	838,403	975,553
Finished goods	313,257	396,401
Goods in transit	302,302	116,610
Obsolescence allowance (Note 18)	(58,610)	(62,167)

Inventories, net	2,001,781	2,158,298